Distribution Date:	10/19/26	BANK5 2025-5YR17
Determination Date:	10/13/26
Next Distribution Date:	11/18/26
Record Date:	09/30/26	Commercial Mortgage Pass-Through Certificates
Series 2025-5YR17

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Attention: Kunal K. Singh	US_CMBS_Notice@jpmorgan.com
Certificate Interest Reconciliation Detail	4		270 Park Avenue, 4th Floor | New York, NY 10017 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6			trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing	commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	Torchlight Loan Services, LLC
Mortgage Loan Detail (Part 1)	15-16
			Attention: Brian Sedwitz	bsedwitz@torchlightinvestors.com
Mortgage Loan Detail (Part 2)	17-18		90 Park Avenue, 20th floor | New York, NY 10016 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
Historical Detail	20	Representations Reviewer
			Attention: BANK5 2025-5YR17 Transaction Manager	notices@pentalphasurveillance.com
Delinquency Loan Detail	21
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Deutsche Bank National Trust Company
Specially Serviced Loan Detail - Part 1	23		Attention: Trust Administration	cmbsadmin@list.db.com
Specially Serviced Loan Detail - Part 2	24		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06211GAA4	4.367000%	9,599,000.00	7,959,157.41	169,191.73	28,964.70	0.00	0.00	198,156.43	7,789,965.68	30.06%	30.00%
A-2	06211GAB2	4.745000%	125,800,000.00	125,800,000.00	0.00	497,434.17	0.00	0.00	497,434.17	125,800,000.00	30.06%	30.00%
A-3	06211GAG1	5.225000%	549,742,000.00	549,742,000.00	0.00	2,393,668.29	0.00	0.00	2,393,668.29	549,742,000.00	30.06%	30.00%
A-S	06211GAP1	5.626000%	106,442,000.00	106,442,000.00	0.00	499,035.58	0.00	0.00	499,035.58	106,442,000.00	19.16%	19.13%
B	06211GAU0	5.992000%	50,162,000.00	50,162,000.00	0.00	250,475.59	0.00	0.00	250,475.59	50,162,000.00	14.03%	14.00%
C	06211GAZ9	5.894000%	35,480,000.00	35,480,000.00	0.00	174,265.93	0.00	0.00	174,265.93	35,480,000.00	10.39%	10.38%
D	06211GBE5	4.500000%	29,363,000.00	29,363,000.00	0.00	110,111.25	0.00	0.00	110,111.25	29,363,000.00	7.39%	7.38%
F	06211GBG0	4.311957%	18,352,000.00	18,352,000.00	0.00	65,944.20	0.00	0.00	65,944.20	18,352,000.00	5.51%	5.50%
G	06211GBJ4	4.311957%	11,012,000.00	11,012,000.00	0.00	39,569.39	0.00	0.00	39,569.39	11,012,000.00	4.38%	4.38%
H*	06211GBL9	4.311957%	42,821,437.00	42,821,437.00	0.00	153,870.17	0.00	0.00	153,870.17	42,821,437.00	0.00%	0.00%
RR	06211GBW5	6.311957%	40,700,391.43	40,632,201.76	7,035.51	213,723.93	0.00	0.00	220,759.44	40,625,166.25	0.00%	0.00%
RR Interest	N/A	6.311957%	10,814,000.00	10,795,882.16	1,869.32	56,785.95	0.00	0.00	58,655.27	10,794,012.84	0.00%	0.00%
R	06211GCA2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,030,287,828.43	1,028,561,678.33	178,096.56	4,483,849.15	0.00	0.00	4,661,945.71	1,028,383,581.77

X-A	06211GAM8	1.185293%	685,141,000.00	683,501,157.41	0.00	675,124.52	0.00	0.00	675,124.52	683,331,965.68
X-B	06211GAN6	0.540875%	192,084,000.00	192,084,000.00	0.00	86,577.88	0.00	0.00	86,577.88	192,084,000.00
X-D	06211GBN5	1.811957%	29,363,000.00	29,363,000.00	0.00	44,337.08	0.00	0.00	44,337.08	29,363,000.00
X-F	06211GBQ8	2.000000%	18,352,000.00	18,352,000.00	0.00	30,586.67	0.00	0.00	30,586.67	18,352,000.00
X-G	06211GBS4	2.000000%	11,012,000.00	11,012,000.00	0.00	18,353.33	0.00	0.00	18,353.33	11,012,000.00
X-H	06211GBU9	2.000000%	42,821,437.00	42,821,437.00	0.00	71,369.06	0.00	0.00	71,369.06	42,821,437.00
Notional SubTotal			978,773,437.00	977,133,594.41	0.00	926,348.54	0.00	0.00	926,348.54	976,964,402.68

Deal Distribution Total					178,096.56	5,410,197.69	0.00	0.00	5,588,294.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06211GAA4	829.16526826	17.62597458	3.01747057	0.00000000	0.00000000	0.00000000	0.00000000	20.64344515	811.53929368
A-2	06211GAB2	1,000.00000000	0.00000000	3.95416669	0.00000000	0.00000000	0.00000000	0.00000000	3.95416669	1,000.00000000
A-3	06211GAG1	1,000.00000000	0.00000000	4.35416666	0.00000000	0.00000000	0.00000000	0.00000000	4.35416666	1,000.00000000
A-S	06211GAP1	1,000.00000000	0.00000000	4.68833336	0.00000000	0.00000000	0.00000000	0.00000000	4.68833336	1,000.00000000
B	06211GAU0	1,000.00000000	0.00000000	4.99333340	0.00000000	0.00000000	0.00000000	0.00000000	4.99333340	1,000.00000000
C	06211GAZ9	1,000.00000000	0.00000000	4.91166657	0.00000000	0.00000000	0.00000000	0.00000000	4.91166657	1,000.00000000
D	06211GBE5	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F	06211GBG0	1,000.00000000	0.00000000	3.59329773	0.00000000	0.00000000	0.00000000	0.00000000	3.59329773	1,000.00000000
G	06211GBJ4	1,000.00000000	0.00000000	3.59329731	0.00000000	0.00000000	0.00000000	0.00000000	3.59329731	1,000.00000000
H	06211GBL9	1,000.00000000	0.00000000	3.59329767	0.00000000	0.02307793	0.00000000	0.00000000	3.59329767	1,000.00000000
RR	06211GBW5	998.32459425	0.17286099	5.25115171	0.00000000	0.00102161	0.00000000	0.00000000	5.42401270	998.15173325
RR Interest	N/A	998.32459404	0.17286111	5.25115129	0.00000000	0.00101997	0.00000000	0.00000000	5.42401239	998.15173294
R	06211GCA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06211GAM8	997.60656188	0.00000000	0.98538041	0.00000000	0.00000000	0.00000000	0.00000000	0.98538041	997.35961748
X-B	06211GAN6	1,000.00000000	0.00000000	0.45072926	0.00000000	0.00000000	0.00000000	0.00000000	0.45072926	1,000.00000000
X-D	06211GBN5	1,000.00000000	0.00000000	1.50996424	0.00000000	0.00000000	0.00000000	0.00000000	1.50996424	1,000.00000000
X-F	06211GBQ8	1,000.00000000	0.00000000	1.66666685	0.00000000	0.00000000	0.00000000	0.00000000	1.66666685	1,000.00000000
X-G	06211GBS4	1,000.00000000	0.00000000	1.66666636	0.00000000	0.00000000	0.00000000	0.00000000	1.66666636	1,000.00000000
X-H	06211GBU9	1,000.00000000	0.00000000	1.66666663	0.00000000	0.00000000	0.00000000	0.00000000	1.66666663	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/26 - 09/30/26	30	0.00	28,964.70	0.00	28,964.70	0.00	0.00	0.00	28,964.70	0.00
X-A	09/01/26 - 09/30/26	30	0.00	675,124.52	0.00	675,124.52	0.00	0.00	0.00	675,124.52	0.00
X-B	09/01/26 - 09/30/26	30	0.00	86,577.88	0.00	86,577.88	0.00	0.00	0.00	86,577.88	0.00
X-D	09/01/26 - 09/30/26	30	0.00	44,337.08	0.00	44,337.08	0.00	0.00	0.00	44,337.08	0.00
X-F	09/01/26 - 09/30/26	30	0.00	30,586.67	0.00	30,586.67	0.00	0.00	0.00	30,586.67	0.00
X-G	09/01/26 - 09/30/26	30	0.00	18,353.33	0.00	18,353.33	0.00	0.00	0.00	18,353.33	0.00
X-H	09/01/26 - 09/30/26	30	0.00	71,369.06	0.00	71,369.06	0.00	0.00	0.00	71,369.06	0.00
A-2	09/01/26 - 09/30/26	30	0.00	497,434.17	0.00	497,434.17	0.00	0.00	0.00	497,434.17	0.00
A-3	09/01/26 - 09/30/26	30	0.00	2,393,668.29	0.00	2,393,668.29	0.00	0.00	0.00	2,393,668.29	0.00
A-S	09/01/26 - 09/30/26	30	0.00	499,035.58	0.00	499,035.58	0.00	0.00	0.00	499,035.58	0.00
B	09/01/26 - 09/30/26	30	0.00	250,475.59	0.00	250,475.59	0.00	0.00	0.00	250,475.59	0.00
C	09/01/26 - 09/30/26	30	0.00	174,265.93	0.00	174,265.93	0.00	0.00	0.00	174,265.93	0.00
D	09/01/26 - 09/30/26	30	0.00	110,111.25	0.00	110,111.25	0.00	0.00	0.00	110,111.25	0.00
F	09/01/26 - 09/30/26	30	0.00	65,944.20	0.00	65,944.20	0.00	0.00	0.00	65,944.20	0.00
G	09/01/26 - 09/30/26	30	0.00	39,569.39	0.00	39,569.39	0.00	0.00	0.00	39,569.39	0.00
H	09/01/26 - 09/30/26	30	984.69	153,870.17	0.00	153,870.17	0.00	0.00	0.00	153,870.17	988.23
RR	09/01/26 - 09/30/26	30	41.36	213,723.93	0.00	213,723.93	0.00	0.00	0.00	213,723.93	41.58
RR Interest	09/01/26 - 09/30/26	30	10.97	56,785.95	0.00	56,785.95	0.00	0.00	0.00	56,785.95	11.03
Totals			1,037.02	5,410,197.69	0.00	5,410,197.69	0.00	0.00	0.00	5,410,197.69	1,040.84

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-2 (Exch)	N/A	4.745000%	125,800,000.00	125,800,000.00	0.00	497,434.17	0.00	0.00	497,434.17	125,800,000.00
A-2-1	06211GAC0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-2	06211GAD8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	06211GAE6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	06211GAF3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Exch)	N/A	5.225000%	549,742,000.00	549,742,000.00	0.00	2,393,668.29	0.00	0.00	2,393,668.29	549,742,000.00
A-3-1	06211GAH9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06211GAJ5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06211GAK2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06211GAL0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	N/A	5.626000%	106,442,000.00	106,442,000.00	0.00	499,035.58	0.00	0.00	499,035.58	106,442,000.00
A-S-1	06211GAQ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06211GAR7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06211GAS5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06211GAT3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Exch)	N/A	5.992000%	50,162,000.00	50,162,000.00	0.00	250,475.59	0.00	0.00	250,475.59	50,162,000.00
B-1	06211GAV8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06211GAW6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06211GAX4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06211GAY2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Exch)	N/A	5.894000%	35,480,000.00	35,480,000.00	0.00	174,265.93	0.00	0.00	174,265.93	35,480,000.00
C-1	06211GBA3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06211GBB1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06211GBC9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06211GBD7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			867,626,000.00	867,626,000.00	0.00	3,814,879.56	0.00	0.00	3,814,879.56	867,626,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	06211GAC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-2	06211GAD8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	06211GAH9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06211GAJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06211GAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06211GAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06211GAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06211GAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06211GBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06211GBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-2-X1	06211GAE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-X2	06211GAF3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X1	06211GAK2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06211GAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06211GAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06211GAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06211GAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06211GAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06211GBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06211GBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	5,588,294.25
Non-VRR Interest Available Funds	5,308,879.54
VRR Interest Available Funds	279,414.71
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,423,789.34	Master Servicing Fee	4,008.86
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,592.78
Interest Adjustments	0.00	Trustee Fee	1,250.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	428.57
ARD Interest	0.00	Operating Advisor Fee	1,054.28
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	257.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,423,789.34	Total Fees	13,591.63

Principal		Expenses/Reimbursements
Scheduled Principal	178,096.56	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	178,096.56	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,410,197.69
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	178,096.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,588,294.25
Total Funds Collected	5,601,885.90	Total Funds Distributed	5,601,885.88

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,028,561,678.42	1,028,561,678.42	Beginning Certificate Balance	1,028,561,678.33
(-) Scheduled Principal Collections	178,096.56	178,096.56	(-) Principal Distributions	178,096.56
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,028,383,581.86	1,028,383,581.86	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,028,561,678.42	1,028,561,678.42	Ending Certificate Balance	1,028,383,581.77
Ending Actual Collateral Balance	1,028,383,581.86	1,028,383,581.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.09)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.09)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.31%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	13	86,419,879.10	8.40%	47	6.4324	1.379970	1.49 or less	23	413,069,922.06	40.17%	47	6.0705	1.246061
10,000,00 to 19,999,999		24	336,695,075.72	32.74%	47	6.4097	1.524001	1.50 to 1.99	22	490,293,659.80	47.68%	47	6.6143	1.752314
20,000,000 to 29,999,999		4	91,321,435.04	8.88%	48	6.3251	2.428056	2.00 to 2.49	3	51,820,000.00	5.04%	46	6.8345	2.149834
30,000,000 to 39,999,999		3	92,470,056.47	8.99%	47	6.2614	2.423667	2.50 to 2.99	1	16,200,000.00	1.58%	48	5.9000	2.585500
	40,000,000 or greater	7	421,477,135.53	40.98%	47	6.2559	1.592333	3.0 or greater	2	57,000,000.00	5.54%	47	5.3872	3.898495
	Totals	51	1,028,383,581.86	100.00%	47	6.3277	1.701080	Totals	51	1,028,383,581.86	100.00%	47	6.3277	1.701080
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	3	33,586,000.00	3.27%	47	6.7513	1.480655
							Industrial	3	26,570,000.00	2.58%	48	6.0753	1.410084
Arkansas	1	32,470,056.47	3.16%	47	6.8410	1.950000
							Lodging	7	214,087,057.59	20.82%	47	6.9258	1.728332
California	16	280,687,890.62	27.29%	47	6.4189	1.953251
							Mixed Use	8	165,504,285.71	16.09%	47	5.6159	1.502116
Colorado	3	115,758,570.57	11.26%	47	6.7057	1.698986
							Mobile Home Park	4	21,280,000.00	2.07%	46	6.2716	1.465915
Florida	4	34,890,000.00	3.39%	48	6.5348	1.570318
							Multi-Family	14	185,865,714.29	18.07%	46	6.1938	1.176163
Illinois	1	10,159,922.06	0.99%	46	7.8300	1.005400
							Office	6	147,490,056.47	14.34%	47	6.3929	2.488021
Maryland	1	7,900,000.00	0.77%	47	5.8600	1.991500
							Retail	12	143,686,467.90	13.97%	46	6.7390	1.583994
Massachusetts	1	90,000,000.00	8.75%	47	4.9355	1.400700
							Self Storage	12	123,900,000.00	12.05%	47	5.9552	1.449245
Minnesota	1	39,519,032.86	3.84%	44	7.0940	1.503300
							Totals	66	1,028,383,581.86	100.00%	47	6.3277	1.701080
Nevada	4	40,312,109.38	3.92%	47	5.9748	1.853322

New Jersey	1	48,000,000.00	4.67%	46	6.4370	1.840000

New York	6	115,780,000.00	11.26%	46	6.2960	1.388756

North Carolina	4	15,658,000.00	1.52%	47	5.9900	1.821400

Pennsylvania	10	83,940,000.00	8.16%	46	6.2652	1.264251

South Carolina	2	8,892,000.00	0.86%	48	6.2026	1.637544

Texas	8	70,830,000.00	6.89%	47	6.3320	1.169057

Totals	66	1,028,383,581.86	100.00%	47	6.3277	1.701080

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.4999% or less	31	635,260,000.00	61.77%	47	5.9461	1.729342	12 months or less	15	213,221,435.04	20.73%	48	6.5194	1.531934
	6.5000% to 6.9999%	11	228,213,192.00	22.19%	47	6.6781	1.688623	13 months to 24 months	36	815,162,146.82	79.27%	46	6.2776	1.745324
	7.0000% to 7.4999%	6	127,869,032.76	12.43%	46	7.2003	1.703944	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.5000% or greater	3	37,041,357.10	3.60%	47	7.7026	1.283244	Totals	51	1,028,383,581.86	100.00%	47	6.3277	1.701080
	Totals	51	1,028,383,581.86	100.00%	47	6.3277	1.701080
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	55 months or less	51	1,028,383,581.86	100.00%	47	6.3277	1.701080	Interest Only	44	848,076,000.00	82.47%	47	6.2061	1.708452
	56 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	1	32,470,056.47	3.16%	47	6.8410	1.950000
	Totals	51	1,028,383,581.86	100.00%	47	6.3277	1.701080	299 months or greater	6	147,837,525.39	14.38%	46	6.9124	1.604121
								Totals	51	1,028,383,581.86	100.00%	47	6.3277	1.701080
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		16	287,879,451.88	27.99%	47	6.3910	1.906839			No outstanding loans in this group
	12 months or less	35	740,504,129.98	72.01%	47	6.3031	1.621089
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	1,028,383,581.86	100.00%	47	6.3277	1.701080
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453121353	MU	Boston	MA	Actual/360	4.936%	246,777.00	0.00	0.00	N/A	09/01/30	--	60,000,000.00	60,000,000.00	10/01/26
1A	330560001				Actual/360	4.936%	123,388.50	0.00	0.00	N/A	09/01/30	--	30,000,000.00	30,000,000.00	10/01/26
2	300802589	SS	Various	Various	Actual/360	6.025%	401,666.67	0.00	0.00	N/A	09/01/30	--	80,000,000.00	80,000,000.00	10/01/26
2A	300802595				Actual/360	6.025%	25,104.17	0.00	0.00	N/A	09/01/30	--	5,000,000.00	5,000,000.00	10/01/26
3	310971766	LO	Westminster	CO	Actual/360	6.511%	418,884.26	74,693.20	0.00	N/A	09/11/30	--	77,201,828.73	77,127,135.53	10/11/26
4	310971300	LO	El Portal	CA	Actual/360	7.300%	385,379.17	0.00	0.00	N/A	09/11/30	--	63,350,000.00	63,350,000.00	09/11/26
5	330560005	MU	Princeton	NJ	Actual/360	6.437%	257,480.00	0.00	0.00	N/A	08/05/30	--	48,000,000.00	48,000,000.00	10/05/26
6	330560006	OF	San Diego	CA	Actual/360	6.329%	247,885.83	0.00	0.00	N/A	09/01/30	--	47,000,000.00	47,000,000.00	10/01/26
7	251016107	MF	Bristol	PA	Actual/360	6.250%	239,583.33	0.00	0.00	N/A	07/01/30	--	46,000,000.00	46,000,000.00	10/01/26
8	330560008	LO	New York	NY	Actual/360	6.960%	58,000.00	0.00	0.00	N/A	08/06/30	--	10,000,000.00	10,000,000.00	10/06/26
8A	330560108				Actual/360	6.960%	174,000.00	0.00	0.00	N/A	08/06/30	--	30,000,000.00	30,000,000.00	10/06/26
9	453121258	RT	Minnetonka	MN	Actual/360	7.094%	87,685.95	13,058.16	0.00	N/A	06/01/30	--	14,832,695.51	14,819,637.35	10/01/26
9A	453121259				Actual/360	7.094%	116,914.60	17,410.89	0.00	N/A	06/01/30	--	19,776,927.20	19,759,516.31	10/01/26
9B	453121260				Actual/360	7.094%	29,228.65	4,352.72	0.00	N/A	06/01/30	--	4,944,231.82	4,939,879.10	10/01/26
10	453121350	MF	Bronx	NY	Actual/360	5.540%	73,866.67	0.00	0.00	N/A	08/01/30	--	16,000,000.00	16,000,000.00	10/01/26
10A	453121351				Actual/360	5.540%	46,166.67	0.00	0.00	N/A	08/01/30	--	10,000,000.00	10,000,000.00	10/01/26
10B	453121352				Actual/360	5.540%	46,166.67	0.00	0.00	N/A	08/01/30	--	10,000,000.00	10,000,000.00	10/01/26
11	310967305	OF	Little Rock	AR	Actual/360	6.841%	185,360.30	44,540.35	0.00	N/A	09/11/30	--	32,514,596.82	32,470,056.47	10/11/26
12	310971302	OF	Campbell	CA	Actual/360	5.889%	132,502.50	0.00	0.00	N/A	09/11/30	--	27,000,000.00	27,000,000.00	10/11/26
13	241015157	MF	Various	FL	Actual/360	6.250%	119,218.75	0.00	0.00	N/A	10/01/30	--	22,890,000.00	22,890,000.00	09/01/26
14	310971404	RT	Highlands Ranch	CO	Actual/360	7.600%	133,302.86	16,384.98	0.00	N/A	10/11/30	--	21,047,820.02	21,031,435.04	10/11/26
15	300802598	SS	Santa Rosa	CA	Actual/360	5.672%	96,424.00	0.00	0.00	N/A	10/01/30	--	20,400,000.00	20,400,000.00	10/01/26
16	300802587	Various Philadelphia		PA	Actual/360	6.510%	106,601.25	0.00	0.00	N/A	10/01/30	--	19,650,000.00	19,650,000.00	10/01/26
17	251016951	RT	Various	Various	Actual/360	5.990%	96,339.17	0.00	0.00	N/A	09/01/30	--	19,300,000.00	19,300,000.00	10/01/26
18	300802590	RT	Grass Valley	CA	Actual/360	6.245%	98,879.17	0.00	0.00	N/A	09/01/30	--	19,000,000.00	19,000,000.00	10/01/26
19	251016154	MF	Brooklyn	NY	Actual/360	6.200%	95,583.33	0.00	0.00	N/A	08/01/30	--	18,500,000.00	18,500,000.00	10/01/26
20	300802599	LO	Lakewood	CO	Actual/360	6.490%	95,186.67	0.00	0.00	N/A	10/01/30	--	17,600,000.00	17,600,000.00	09/01/26
21	251015936	RT	Santa Monica	CA	Actual/360	6.600%	93,500.00	0.00	0.00	N/A	10/01/30	--	17,000,000.00	17,000,000.00	10/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	330560022	OF	Las Vegas	NV	Actual/360	5.900%	79,650.00	0.00	0.00	N/A	10/01/30	--	16,200,000.00	16,200,000.00	10/01/26
23	251016802	MF	San Antonio	TX	Actual/360	6.260%	83,727.50	0.00	0.00	N/A	10/01/30	--	16,050,000.00	16,050,000.00	10/01/26
24	330560024	OF	Huntsville	AL	Actual/360	7.150%	77,458.33	0.00	0.00	N/A	10/06/30	--	13,000,000.00	13,000,000.00	10/06/26
25	251016085	MF	Houston	TX	Actual/360	6.060%	63,125.00	0.00	0.00	N/A	06/01/30	--	12,500,000.00	12,500,000.00	10/01/26
26	300802597	MF	Various	FL	Actual/360	7.078%	70,780.00	0.00	0.00	N/A	10/01/30	--	12,000,000.00	12,000,000.00	10/01/26
27	310970564	OF	Anaheim	CA	Actual/360	6.410%	63,138.50	0.00	0.00	N/A	09/11/30	--	11,820,000.00	11,820,000.00	10/11/26
28	300802588	IN	Webster	TX	Actual/360	5.676%	55,104.50	0.00	0.00	N/A	10/01/30	--	11,650,000.00	11,650,000.00	10/01/26
29	330560029	SS	Pittsburgh	PA	Actual/360	6.012%	53,106.00	0.00	0.00	N/A	09/06/30	--	10,600,000.00	10,600,000.00	10/06/26
30	310971689	RT	Montgomery	AL	Actual/360	6.653%	58,690.55	0.00	0.00	N/A	09/11/30	--	10,586,000.00	10,586,000.00	10/11/26
31	310971183	MF	Wichita Falls	TX	Actual/360	6.840%	59,850.00	0.00	0.00	N/A	09/11/30	--	10,500,000.00	10,500,000.00	10/11/26
32	251017330	LO	Roselle	IL	Actual/360	7.830%	66,343.45	7,656.26	0.00	N/A	08/01/30	--	10,167,578.32	10,159,922.06	10/01/26
33	410969545	RT	Auburn	AL	Actual/360	6.337%	52,808.33	0.00	0.00	N/A	09/11/30	--	10,000,000.00	10,000,000.00	10/11/26
34	251016682	SS	Laurel	MD	Actual/360	5.860%	38,578.33	0.00	0.00	N/A	09/01/30	--	7,900,000.00	7,900,000.00	10/01/26
35	251017450	MU	New York	NY	Actual/360	6.078%	39,507.00	0.00	0.00	N/A	09/01/30	--	7,800,000.00	7,800,000.00	10/01/26
36	330560036	MH	Erie Fairview	PA	Actual/360	6.080%	38,962.67	0.00	0.00	N/A	08/01/30	--	7,690,000.00	7,690,000.00	10/01/26
37	310971407	IN	Houston	TX	Actual/360	6.030%	37,788.00	0.00	0.00	N/A	09/11/30	--	7,520,000.00	7,520,000.00	10/11/26
38	251017438	IN	Fullerton	CA	Actual/360	6.750%	41,625.00	0.00	0.00	N/A	10/01/30	--	7,400,000.00	7,400,000.00	10/01/26
39	300802592	RT	Bronx	NY	Actual/360	6.600%	39,875.00	0.00	0.00	N/A	10/01/30	--	7,250,000.00	7,250,000.00	10/01/26
40	330560040	MH	Pauma Valley	CA	Actual/360	6.390%	36,369.75	0.00	0.00	N/A	09/01/30	--	6,830,000.00	6,830,000.00	10/01/26
41	330560041	MH	Various	TX	Actual/360	6.370%	35,884.33	0.00	0.00	N/A	08/01/30	--	6,760,000.00	6,760,000.00	10/01/26
42	330560042	MU	New York	NY	Actual/360	6.605%	34,290.96	0.00	0.00	N/A	09/05/30	--	6,230,000.00	6,230,000.00	10/05/26
43	251017055	LO	Killeen	TX	Actual/360	7.850%	38,268.75	0.00	0.00	N/A	10/01/30	--	5,850,000.00	5,850,000.00	10/01/26
44	330560044	MF	Summerville	SC	Actual/360	6.350%	27,781.25	0.00	0.00	N/A	10/05/30	--	5,250,000.00	5,250,000.00	10/05/26
Totals							5,423,789.34	178,096.56	0.00				1,028,561,678.42	1,028,383,581.86
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	39,769,069.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	4,817,249.54	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	5,480,093.67	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	6,853,427.30	01/01/26	06/30/26	--	0.00	0.00	385,247.19	385,247.19	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	1,733,266.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	1,903,594.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	14,982,123.74	7,868,783.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	2,511,437.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	4,078,743.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	119,147.22	119,147.22	0.00	0.00
14	0.00	1,555,686.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	935,168.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	1,130,346.15	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	1,037,212.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	585,783.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	95,131.67	95,131.67	0.00	0.00
21	0.00	957,442.65	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	0.00	636,694.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	460,267.31	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	715,507.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	329,924.49	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	906,583.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	554,059.05	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	484,162.16	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	715,890.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	993,863.05	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	452,725.66	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	471,739.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	295,083.85	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	256,456.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	385,788.51	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	291,122.57	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	323,728.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	382,895.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	367,869.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	263,534.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	155,695.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	14,982,123.74	90,660,894.44				0.00	0.00	599,526.08	599,526.08	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/19/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.327721%	6.311864%	47
09/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.327814%	6.311957%	48
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.327887%	6.312030%	49
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.327958%	6.312102%	50
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.328050%	6.312194%	51
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.328121%	6.312265%	52
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.328211%	6.312356%	53
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.328281%	6.312426%	54
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.328411%	6.312556%	55
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.328479%	6.312624%	56
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.328547%	6.312693%	57
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.328635%	6.312781%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	310971300	09/11/26	0	B	385,247.19	385,247.19	0.00	63,350,000.00
13	241015157	09/01/26	0	B	119,147.22	119,147.22	0.00	22,890,000.00
20	300802599	09/01/26	0	B	95,131.67	95,131.67	0.00	17,600,000.00
Totals					599,526.08	599,526.08	0.00	103,840,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		1,028,383,582	1,028,383,582		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-26	1,028,383,582	1,028,383,582	0	0	0	0
Sep-26	1,028,561,678	1,028,561,678	0	0	0	0
Aug-26	1,028,704,343	1,028,704,343	0	0	0	0
Jul-26	1,028,846,171	1,028,846,171	0	0	0	0
Jun-26	1,029,021,640	1,029,021,640	0	0	0	0
May-26	1,029,161,605	1,029,161,605	0	0	0	0
Apr-26	1,029,335,282	1,029,335,282	0	0	0	0
Mar-26	1,029,473,406	1,029,473,406	0	0	0	0
Feb-26	1,029,714,532	1,029,714,532	0	0	0	0
Jan-26	1,029,850,426	1,029,850,426	0	0	0	0
Dec-25	1,029,985,523	1,029,985,523	0	0	0	0
Nov-25	1,030,154,516	1,030,154,516	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29